EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Of Earnings Per Share [Abstract]
Schedule of Disclosure of Outstanding Stock Options, Share Warrant Obligations, RSUs and DSUs

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Net loss	(21,697,240)	(15,583,446)
Basic weighted average number of common shares outstanding	226,201,847	220,777,661
Basic loss per share	(0.10)	(0.07)

Basic weighted average number of common shares outstanding	226,201,847	220,777,661
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—
Diluted weighted average number of common shares outstanding	226,201,847	220,777,661
Diluted loss per share	(0.10)	(0.07)